Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

The name and nature of the relationships with related parties are as follow:

Name	Relationship with the Group
Yunhu Times Technology Limited (“Yunhu Times”)	Controlled by Mr. Defu Dong
Mr. Deyou Dong(1)	The Company’s CEO

(1).	17FOXSY is the Group’s 83.3% owned subsidiary in China. In December 2016, the 83.3% equity interest was transferred from Fair Nice to Mr. Deyou Dong, CEO of the Group, to become a domestic company. An entrusted agreement was signed between Fair Nice and Mr. Deyou Dong before the ownership changed. On April 24, 2017, the 83.3% equity interest was transferred from Mr. Deyou Dong to Techfaith China.

From 2015, the Group conducted transactions with Yunhu Times. A summary of the purchase of raw materials and the sales of mobile phone products during the years ended December 31, 2016 and 2017were as follows:

	2016	2017
Purchase of raw materials:
Yunhu Times	$2,701	$—

	2016	2017
Sales of mobile phone products:
Yunhu Times	$3,649	$190

As of December 31, 2016 and 2017, amounts due from a related party were as follow:

	December 31,
	2016	2017
Trade receivable:
Yunhu Times	$2,247	$1,601

Other receivable:
Yunhu Times	$950	$1,104